                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ____/____/____   (a)

              or fiscal year ending:  12/31/04       (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[ ] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Transamerica Corporate Separate Account Sixteen

      B.    File Number: 811-21440

      C.    Telephone Number: 319-247-6115

2.    A.    Street: 4333 Edgewood Road NE

      B.    City: Cedar Rapids   C. State: Iowa   D. Zip Code 52499   Zip Ext:

      E.    Foreign Country:                   Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) Y

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer if "Y" (Yes), complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N)_________
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period?____________________________

                                                         If filing more than one
                                                         Page 2, "X" box: [ ]

For period ending ___________________________

File number 811- ____________________________

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                 Is this the
Series                                           last filing
Number               Series Name               for this series?
------               -----------               ----------------
  1                                              (Y/N)

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies)

                                                        Series Information Block
                                                       This page being filed for
                                                           All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 3, "X" box: [ ]

For period ending ___________________________

File number 811-  ___________________________

8.    A.    [ ] Adviser Name (If any): _________________________________________

      B.    [ ] Is this an Adviser or a Sub-Adviser? (A or S): _________________

      C.    [ ] File Number: 801 - _______________________

      D.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: _______________ Foreign Postal Code: __________

8.    A.    [ ] Adviser Name (If any):  ________________________________________

      B.    [ ] Is this an Adviser or a Sub-Adviser? (A or S): _________________

      C.    [ ] File Number: 801 - _______________________

      D.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ___________ Foreign Postal Code: ______________

8.    A.    [ ] Adviser Name (If any): _________________________________________

      B.    [ ] Is this an Adviser or a Sub-Adviser? (A or S): _________________

      C.    [ ] File Number: 801 - _______________________

      D.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ____________ Foreign Postal Code: _____________

THE NEXT ITEM NUMBER IS 10.

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 4, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            ADMINISTRATOR

10.   A.    [ ] Administrator Name (If any):____________________________________

      B.    [ ] File Number (If any): ______________________

      C.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ___________ Foreign Postal Code: ______________

10.   A.    [ ] Administrator Name (If any): ___________________________________

      B.    [ ] File Number (If any): _______________________

      C.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ____________ Foreign Postal Code: _____________

10.   A.    [ ] Administrator Name (If any): ___________________________________

      B.    [ ] File Number (If any): _______________________

      C.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ____________ Foreign Postal Code: _____________

10.   A.    [ ] Administrator Name (If any): ___________________________________

      B.    [ ] File Number (If any): _______________________

      C.    [ ] City: ________ State: ________ Zip Code: ______ Zip Ext.:_______

                Foreign Country: ____________ Foreign Postal Code: _____________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 5, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            PRINCIPAL UNDERWRITER

11.   A.    [ ] Underwriter Name (If any): _____________________________________

      B.    [ ] File Number: 8 - _______________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

                Foreign Country: ____________ Foreign Postal Code: _____________

11.   A.    [ ] Underwriter Name (If any): _____________________________________

      B.    [ ] File Number: 8 - _______________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

                Foreign Country: ____________ Foreign Postal Code: _____________

11.   A.    [ ] Underwriter Name (If any): _____________________________________

      B.    [ ] File Number: 8 - _______________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

                Foreign Country: ____________ Foreign Postal Code: _____________

11.   A.    [ ] Underwriter Name (If any): _____________________________________

      B.    [ ] File Number: 8 - _______________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

                Foreign Country: ____________ Foreign Postal Code: _____________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 6, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            SHAREHOLDER SERVICING AGENT

12.   A.    [ ] Agent Name (If any): __________________________________________

      B.    [ ] File Number (If any): __________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

12.   A.    [ ] Agent Name (If any): __________________________________________

      B.    [ ] File Number (If any): __________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

12.   A.    [ ] Agent Name (If any): __________________________________________

      B.    [ ] File Number (If any): __________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

12.   A.    [ ] Agent Name (If any): __________________________________________

      B.    [ ] File Number (If any): __________________

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 7, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            INDEPENDENT PUBLIC ACCOUNTANT

13.   A.    [ ] Accountant Name (If any): ____________________________________

      B.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

      C.        Foreign Country: ___________ Foreign Postal Code: ______________

13.   A.    [ ] Accountant Name (If any): ____________________________________

      B.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

      C.        Foreign Country: ___________ Foreign Postal Code: ______________

13.   A.    [ ] Accountant Name (If any): ____________________________________

      B.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

      C.        Foreign Country: ___________ Foreign Postal Code: ______________

13.   A.    [ ] Accountant Name (If any): ____________________________________

      B.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

      C.        Foreign Country: ___________ Foreign Postal Code: ______________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 8, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            AFFILIATED BROKER/DEALER

14.   A.    [ ] Broker/Dealer Name (If any): ___________________________________

      B.    [ ] File Number: 8 - ___________________

14.   A.    [ ] Broker/Dealer Name (If any): ___________________________________

      B.    [ ] File Number: 8 - ___________________

14.   A.    [ ] Broker/Dealer Name (If any): ___________________________________

      B.    [ ] File Number: 8 - ___________________

14.   A.    [ ] Broker/Dealer Name (If any): ___________________________________

      B.    [ ] File Number: 8 - ___________________

14.   A.    [ ] Broker/Dealer Name (If any): ___________________________________

      B.    [ ] File Number: 8 - ___________________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 9, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

            CUSTODIAN/SUB-CUSTODIAN

15.   A.    [ ] Custodian/Sub-custodian Name: __________________________________

      B.    [ ] Is this a Custodian or Sub-custodian? (C or S): _______

      C.    [ ] City: _________ State: _______ Zip Code: _______ Zip Ext.:______

      D.    [ ] Foreign Country: ___________ Foreign Postal Code: ______________

      E.    [ ] Mark one of the following with an "X":

                                 TYPE OF CUSTODY

               Member Nat'l               Foreign    Insurance Co.
   Bank        Sec. Exchg.     Self      Custodian     Sponsor
Sec. 17(f)(1)   Rule 17f-1   Rule 17f-2  Rule 17f-5   Rule 26a-2    Other
-------------  ------------  ----------  ----------  -------------  -----

THE NEXT ITEM NUMBER IS 18

SCREEN NUMBER: 09
________________________________________________________________________________

18. [ ] Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N) _________________________
                                                                             Y/N

19. Family of investment companies information:

      A.    [ ]   Is Registrant part of a family of investment companies?
                  (Y/N)_____________________
                                                                             Y/N

      B.    [ ]   If "Y" (Yes), state the number of registered management
                  investment companies in the family: ___

                  (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number)

      C.    [ ]   Identify the family using 10 letters: _________________
                  (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

                                                         If filing more than one
                                                           Page 10, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

      PORTFOLIO TRANSACTIONS

20. Brokerage commissions paid on portfolio transactions of Registrant:

      List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:

                                                          Gross Commissions
       Name of Broker               IRS Number        Received from Registrant*
-------------------------------     ----------        -------------------------

                                                           ($000's omitted)

________________________________________________________________________________

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period ($000's omitted):       $ ________________ *

---------------------
    *Value must be numeric, using no decimals.

                                                         If filing more than one
                                                           Page 11, "X" box: [ ]

For period ending______________________

File number 811-_______________________

22.   Registrant's portfolio transactions with entities acting as principals:

      List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (including all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:
      (FOR SERIES COMPANIES, ITEMS 22 & 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)


                                                                Registrant sales
                                              Registrant         (excl. maturing
      Name of Entity          IRS Number        Purchases*         securities)*
--------------------------    ----------      -------------     ----------------
                                                                ($000's omitted)

________________________________________________________________________________

23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted):

                                              $_________________    $___________
                                              Total Purchases       Total Sales*

-----------------------
      *Value must be numeric, using no decimals.

                                                        Series Information Block
                                                       This page being filed for
                                                           All Series:       [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 12, "X" box: [ ]

For period ending____________________

File number 811-_____________________

24.   [ ]   At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y/N) _____________________

      [If answer is "N" (No), go to item 26.]

SCREEN NUMBER: 13

--------------------------------------------------------------------------------
25.   [ ]   List below the information requested about Registrant's/Series'
            holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                            Type of            Value of any
                                            Security           Securities owned
 Name of Regular Broker                     Owned              At end of
           Or                      IRS      D = debt           Current period
Dealer of Parent (Issuer)         Number    E = equity         ($000's omitted)
-------------------------         ------    ----------         ----------------

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 13, "X" box: [ ]

For period ending_______________________

File number 811-________________________

26.[ ]Consideration which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

      (FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES)

      Answer each of the following with "Y" or "N".

                                                                                     Y/N
                                                                                     ---
A.     Sales of registrant's/Series' shares _________________________________      _______

B.     Receipt of investment research and statistical information ___________      _______

C.     Receipt of quotations for portfolio valuations _______________________      _______

D.     Ability to execute portfolio transactions to obtain
       best price and execution______________________________________________      _______

E.     Receipt of telephone line and wire services __________________________      _______

F.     Broker or dealer which is an affiliated person _______________________      _______

G.     Arrangement to return or credit part of all of
       commissions or profits thereon: ______________________________________      _______

       (i)      To investment adviser, principal underwriter, or
                an affiliated person of either ______________________________      _______

       (ii)     To Registrant _______________________________________________      _______

H.     Other ________________________________________________________________      _______

SCREEN NUMBER:  15

27.[ ] Is Registrant/Series an open-end investment company? (Y/N) _____________

[If answer is "N" (No), go to item 45.]

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 14, "X" box: [ ]

For period ending_____________________

File number 811-______________________

28.   Monthly sales and repurchases of Registrant's/Series' shares:

                                   Total NAV            Total NAV                                Total NAV
                                   of Shares            of Shares           Total NAV            of Shares
                                     Sold:            Sold:  Reinv.         of Shares           Redeemed and
                                New Sales (Incl.     Of Dividends &           Sold:             Repurchased
   Month of                        Exchanges)         Distributions           Other           Incl. Exchanges)
Current Period                  (000's omitted)      (000's omitted)     (000's omitted)      (000's omitted)
--------------                  ---------------      ---------------     ---------------      ----------------
A. First Month of Period        $______________      $____________       $____________        $______________

B. Second Month of Period       $______________      $____________       $____________        $______________

C. Third Month of Period        $______________      $____________       $____________        $______________

D. Fourth Month of Period       $______________      $____________       $____________        $______________

E. Fifth Month of Period        $______________      $____________       $____________        $______________

F. Sixth Month of Period        $______________      $____________       $____________        $______________

G.          Total               $______________      $_____________      $______________      $______________

H. Total NAV of Registrant's/Series' share sales during the
     Period subject to a sales load ($000's omitted)                                          $______________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 15, "X" box: [ ]

For period ending___________________________

File number 811-____________________________

29.      [ ]      Was a front-end sales load deducted from any share sales during
                  the reporting period? (Y/N) _________________________________________________           ______
                                                                                                            Y/N
                  [If answer is "N" (No), go to item 34.]

30.      A.       Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during
                  the current period ($000's omitted) ____________________________________               $______

         B.       What is the maximum sales load rate in effect at the end of the period as a percentage
                  Of the offering price? ___________________________________________________              ______%*

         C.       What is the minimum sales load rate in effect at the end of the period as a percentage
                  Of the offering price?                                                                  ______%*

                  *Percentages must have format nn.nn (where n - integer).

SCREEN NUMBER:  18
--------------------------------------------------------------------------------

31.   A.    Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
            ($000's omitted)
            ____________________________________________________________________      $______

      B.    Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter Which is an affiliated person of the principal underwriter thereof to persons or entities selling
            Registrant's/Series' shares exceeded that reported in Item 30
            ($000's omitted)
            ____________________________________________________________________      $______

32.   Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales
      load during current period ($000's omitted)_______________________________      $______

33.   Amount paid to a captive retail sales force of Registrant's/Series principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
      ($000's omitted)__________________________________________________________      $______

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 16, "X" box: [ ]

For period ending_________________________

File number 811-__________________________

34.   [ ]   Did Registrant/Series impose a deferred or contingent deferred sales load
            during the reporting period?  (Y/N) __________________________________________________   ______
                                                                                                      Y/N
      [If answer is "N" (No), go to item 37.]

35.   Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant/Series shares
      ($000's omitted) ___________________________________________________________________________  $______

36.   A.[ ] Did Registrant/Series retain all monies collected from the deferred or contingent
            deferred sales load? _________________________________________________________________   ______
                                                                                                     Y/N

      B.    If answer to sub-item 36A is "N" (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ____________________  $______

SCREEN NUMBER:  20
-----------------------------------------------------------------------------------------------------------

37.   [ ]   Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load
            during the reporting period?  (Y/N) __________________________________________________   ______
                                                                                                     Y/N
      [If answer is "N" (No), go to item 39.]

38.   Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period ($000's omitted) ___________________________________________________________________________________  $______

39.   [ ]   Were any account maintenance fees or other administrative fees imposed directly on
            shareholders during the current period?  (Y/N) _______________________________________   ______
                                                                                                     Y/N

40.   [ ]   During the period, did the Registrant/Series have a plan of distribution adopted
            pursuant to Rule 12b-1?  (Y/N) _______________________________________________________   ______
                                                                                                     Y/N
      [If answer is "N" (No), go to item 45.]

41.   [ ]   During the period, did Registrant/Series use its assets directly to make payments
            under the 12b-1 plan?  (Y/N) _________________________________________________________   ______
                                                                                                     Y/N

      [If answer is "N" (No), go to item 44.]

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 17, "X" box: [ ]

For period ending___________________________

File number 811-____________________________

42. For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:

      NOTE: Round to the nearest whole percent.


      A.    Advertising______________________________________________    ______%

      B.    Printing and mailing of prospectuses to other than current
            shareholders_____________________________________________    ______%

      C.    Payments to underwriters_________________________________    ______%

      D.    Payments to broker or dealers
            _________________________________________________________    ______%

      E.    Direct payments to sales personnel_______________________    ______%

      F.    Payments to banks and savings and loans
            _________________________________________________________    ______%

      G.    Other uses, incl. Payments to the investment adviser separate
            from the advisory fee____________________________________    ______%

      H.    Unallocated payments made for a combination of such services
            _________________________________________________________    ______%

43.   Total amount paid directly by Registrant/Series pursuant to its
      12b-1 pla ($000's omitted______________________________________    ______%

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments to Registrant's/Series' 12b-1 plan, state the total amount of such payments ($000's omitted) ________________ $_____

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 18, "X" box: [ ]

For period ending__________________________

File number 811-___________________________

            CONTRACTS

45.   [   ] Did Registrant/Series have an advisory contract during the period?  (Y/N) _________________    _______
                                                                                                            Y/N
      [If answer is "N" (No), go to item 55.]

46.   [ ]   Did Registrant/Series pay more than one investment adviser directly for investment advice
            during the period?  (Y/N) _________________________________________________________________    _______
                                                                                                            Y/N
     [If answer is "Y" (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47.   [ ]   Was Registrant's/Series' advisory fee based solely on a percentage of its assets?  (Y/N)___    _______
                                                                                                            Y/N

48.   [ ]   If answer to 47 is "Y" (Yes), fill in the table or the single fee rate based on the advisory
            contract:  SINGLE FEE RATE ________________________________________________________________    _______%*

                  ASSET VALUE
     STEP:      ($000's omitted)    ANNUAL FEE RATE*
--------------  ----------------    ----------------
A.  first --        $________          ________%

B.  of next --      $________          ________%

C.  of next --      $________          ________%

D.  of next --      $________          ________%

E.  of next --      $________          ________%

F.  of next --      $________          ________%

G.  of next --      $________          ________%

H.  of next --      $________          ________%

I.  of next --      $________          ________%

J.  of next --      $________          ________%

K. maximum --       $________          ________%

--------------------
*Fields must be of the format n.nnn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 47, "X" box: [ ]

For period ending__________________________

File number 811-___________________________

            ADVISORY FEE

49.   [ ]   Was Registrant's/Series' advisory fee during the period based solely on a percentage
            of its income?  (Y/N) ___________________________________________________________________      _______
                                                                                                             Y/N

50.   [ ]   Was Registrant's/Series' advisory fee during the period based on some combined percentage
            of its income and assets?  (Y/N) ________________________________________________________      _______
                                                                                                             Y/N

51.   [ ]   Was Registrant's/Series' advisory fee during the period based in whole or in part on its
            investment performance?  (Y/N) __________________________________________________________      _______
                                                                                                             Y/N

52.   [ ]   Was Registrant's/Series' advisory fee during the period based in whole or in part upon the
            assets, income or performance of other registrants?  (Y/N) ______________________________      _______
                                                                                                             Y/N

53.   A.    [ ] Were the expenses of the Registrant/Series limited or reduced at any time during the
            period by some agreement or understanding other than by blue sky laws?  (Y/N) ___________      _______
                                                                                                             Y/N

      If 53A is "Y" (Yes), was limitation that applied during current period based upon:

                                                                        B.    [ ]   Assets?                _______
                                                                                                             Y/N

                                                                        C.    [ ]   Income?                _______
                                                                                                             Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 20, "X" box: [ ]

For period ending_______________________

File number 811-________________________

54.[ ] Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:

                                                                                     Y/N
                                                                                     ---
A.    Occupancy and office rental ______________________________________________    _______

B.    Clerical and bookkeeping services ________________________________________    _______

C.    Accounting services ______________________________________________________    _______

D.    Services of independent auditors _________________________________________    _______

E.    Services of outside counsel ______________________________________________    _______

F.    Registration and filing fees _____________________________________________    _______

G.    Stationery, supplies and printing ________________________________________    _______

H.    Salaries & compensation of Registrant's interested directors _____________    _______

I.    Salaries & compensation of Registrant's disinterested directors __________    _______

J.    Salaries & compensation of Registrant's officers who are not directors ___    _______

K.    Reports to current shareholders __________________________________________    _______

L.    Determination of offering and redemption prices __________________________    _______

M.    Trading department _______________________________________________________    _______

N.    Prospectus preparation and printing for current shareholders _____________    _______

O.    Other ____________________________________________________________________    _______

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 21, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

55. Did Registrant/Series have any of the following outstanding at any time during the current period which exceeded 1% of aggregate net assets?
                                                                         _______
                                                                         Y/N

  A.    [ ] Overdrafts _________________________________________________ _______

  B.    [ ] Bank loans _________________________________________________ _______

56. [ ] During the period, did the Registrant's/Series' investment adviser(s) have advisory clients other than investment companies __________ _______

57. [ ] Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend? ___________________ _______

SCREEN NUMBER 26
--------------------------------------------------------------------------------

            CLASSIFICATION

58. [ ] A. Is Registrant/Series a separate account of an insurance company?
                                                       (Y/N) __________ _______
                                                                          Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

    B.  [ ] Variable annuity contracts?  (Y/N) _______________________  _______

    C.  [ ] Scheduled premium variable life contracts?  (Y/N) ________  _______

    D.  [ ] Flexible premium variable life contracts?  (Y/N) _________  _______

    E. [ ] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ______ _______

59. [ ] Is Registrant/Series a management investment company?
        (Y/N) _______________________ _______ Y/N

60. [ ] A. Was Registrant/Series a diversified investment company at any time
        during the period?  (Y/N) _________________________________    ________
                                                                          Y/N

    B.  [ ] Is Registrant/Series a diversified investment company as of the end
        of the reporting period? ________________    ________
                                       Y/N

61. [ ] What is the lowest minimum initial investment required by Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser, principal underwriter or other affiliated entity?___________ $_________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 22, "X" box: [ ]
For period ending ___________________________

File number 811-  ___________________________

62.  A.     Does Registrants/Series invest primarily in debt securities, including convertible debt securities, options and futures on debt securities or indices of debt securities? (Y/N) _____ _______
                                                                   Y/N

     [If answer is "N" (No), go to item 66.]

     If answer is "Y" (Yes), state the percentage of net assets in each type at the end of the current period:

     Short-Term Maturities*

     B.    U.S. Treasury% ______________________________________ _____%

     C.    U.S. Government Agency ______________________________ _____%

     D.    Repurchase agreements ______________________________  _____%

     E.    State and municipal tax-free _______________________  _____%

     F.    Bank Certificates of deposit -- domestic ___________  _____%

     G.    Bank Certificates of deposit -- foreign ____________  _____%

     H.    Bankers acceptances ________________________________  _____%

     I.    Commercial paper taxable ___________________________  _____%

     J.    Time deposits ______________________________________  _____%

     K.    Options _____________________________________________ _____%

     L.    All other ___________________________________________ _____%

     Intermediate & Long-Term Maturities*

     M.    U.S. Treasury _______________________________________ _____%

     N.    U. S. Government Agency _____________________________ _____%

     O.    State and Municipal tax-free ________________________ _____%

     P.    Corporate ___________________________________________ _____%

     Q.    All other ___________________________________________ _____%

     R.    Investments other than debt securities ______________ _____%

--------------------
*Percentages must be in the form nnn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 23, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr., in years to one decimal place:
                                                         A.  _______ days

                                                         B.  _______ years*

64. A.  [ ] Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity
            other than the issuer?  (Y/N) _________________________      _______
                                                                           Y/N

            [If answer is "N" (No), go to item 66.]

    B. [ ] Is the insurer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the
            current period?  (Y/N) __________________________________    _______
                                                                           Y/N

            [If answer is "N" (No), go to item 66.]

65. [ ] In computations of NAV per share, is any part of the value attributed to instruments identified insub-item 64B derived from insurance or
        guarantees?(Y/N) _____________________________________________   _______
                                                                           Y/N
----------------------
*Must be of the format nn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 24, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

66.  A.    Is the Registrant/Series a fund that usually invests in equity securities,options and futures on equity securities, indices of equity securities or securities convertible into equity
           securities?  (Y/N) __________________________________       _______
                                                                         Y/N

           [If answer is "N" (No), go to item 67, Otherwise, place a "Y" on the line below which best describes its primary investment objective (place an "N on other lines):]

                                                                         Y/N

     B.    [ ] Aggressive capital appreciation________________________ _______

     C.    [ ] Capital appreciation __________________________________ _______

     D.    [ ] Growth ________________________________________________ _______

     E.    [ ] Growth and income _____________________________________ _______

     F.    [ ] Income ________________________________________________ _______

     G.    [ ] Total return __________________________________________ _______

67. [ ]    Is the Registrant/Series a balanced fund? (Y/N)____________ _______
                                                                         Y/N

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

    A.     [ ] The securities of issuers engaged primarily in the production or distribution of precious metals?  (Y/N) _______________ ________
                                                                          Y/N

    B.     [ ] The securities of issuers located primarily in countries other than the United States'?  (Y/N) _______________________ ________
                                                                          Y/N

69. [ ]Is the Registrant/Series an index fund? (Y/N) __________________ _______
                                                                          Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 25, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

70. [ ] Investment practices.

     Answer "Y" (Yes) or "N" (No) to the following:

                                                                                                     If permitted by
                                                                              Permitted                Investment
                                                                                  By                policies, engaged
                                                                              Investment              in during the
Activity                                                                      Policies?             reporting period?
                                                                              ---------             -----------------
                                                                                 Y/N                       Y/N
A.  Writing or investing in repurchase agreements __________________          __________               __________

B.  Writing or investing in options on equities ____________________          __________               __________

C.  Writing or investing in options on debt securities _____________          __________               __________

D.  Writing or investing in options on stock indices _______________          __________               __________

E.  Writing or investing in interest rate futures __________________          __________               __________

F.  Writing or investing in stock index futures ____________________          __________               __________

G.  Writing or investing in options on futures _____________________          __________               __________

H.  Writing or investing in options on stock index futures _________          __________               __________

I.  Writing or investing in other commodity futures ________________          __________               __________

J.  Investments in restricted securities ___________________________          __________               __________

K.  Investments in shares of other investment companies ____________          __________               __________

L.  Investments in securities of foreign issuers ___________________          __________               __________

M.  Currency exchange transactions _________________________________          __________               __________

N.  Loaning portfolio securities ___________________________________          __________               __________

O.  Borrowing of money _____________________________________________          __________               __________

P.  Purchases/sales by certain exempted affiliated persons _________          __________               __________

Q.  Margin purchases _______________________________________________          __________               __________

R.  Short selling __________________________________________________          __________               __________

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 26, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

71. Portfolio turnover rate for the current reporting period:

     A. Purchases ($000's omitted)_____________________________________ $______

     B. Sales [including all maturities] ($000's omitted) _____________ $______

     C. Monthly average value of portfolio ($000's omitted) ___________ $______

     D. Percent turnover (Use the lesser of 71A or 71B divided by 71C)
                                                    ____________________ _____%

NOTE:  71D should be a whole number; round if necessary.

           FINANCIAL INFORMATION

72. A. How many months do the answers to items 72 and 73 cover? ___ _____ Months

                                                For period covered by this form
                                                         ($000's omitted)
                                                -------------------------------
       INCOME

    B. Net interest income ____________________________________________  $______

    C. Net dividend income ____________________________________________  $______

    D. Account maintenance fees _______________________________________  $______

    E. Net other income _______________________________________________  $______

       EXPENSES

    F. Gross advisory fees ____________________________________________  $______

    G. Gross administrator(s) fees ____________________________________  $______

    H. Salaries and other compensation (negative answer allowed) ______  $______

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 27, "X" box: [ ]

For period ending  ________________________

File number 811-   ________________________

           FINANCIAL INFORMATION (CONT.)     For period covered by this form
                                                     ($000's omitted)
                                             -------------------------------

           Expenses (negative answers allowed)
     I.    Shareholder servicing agent fees __________________________  $______

     J.    Custodian fees ____________________________________________  $______

     K.    Postage ___________________________________________________  $______

     L.    Printing expenses _________________________________________  $______

     M.    Director's fees ___________________________________________  $______

     N.    Registration fees _________________________________________  $______

     O.    Taxes _____________________________________________________  $______

     P.    Interest __________________________________________________  $______

     Q.    Bookkeeping fees paid to anyone performing this service ___  $______

     R.    Auditing fees_______________________________________________ $______

     S.    Legal fees _________________________________________________ $______

     T. Marketing/distribution payments including payments pursuant to a Rule 12b-1 plan _______________________________________ $______

     U.    Amortization of organization expenses ______________________ $______

     V.    Shareholder meeting expenses _______________________________ $______

     W.    Other expenses _____________________________________________ $______

     X.    Total expenses _____________________________________________ $______

                                                        Series Information Block
                                                       This page being filed for
                                                                 All Series: [ ]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 28, "X" box: [ ]

For period ending __________________________

File number 811-  __________________________

           FINANCIAL INFORMATION (CONT.)       For period covered by this form
                                                       ($000's omitted)
                                               -------------------------------

        EXPENSES (Negative answers are allowed on this screen for 72Z only)

     Y.    Expense reimbursements ____________________________________  $______

     Z.    Net investment income______________________________________  $_____*

     AA.   Realized capital gains ____________________________________  $______

     BB.   Realized capital losses ___________________________________  $______

     CC.   1.     Net unrealized appreciation during the period ______  $______

           2.     Net unrealized depreciation during the period ______  $______

     DD. 1. Total income dividends for which record date passed during the period ________________________________________ $______

         2. Dividends for a second class of open-end company shares __  $______

     EE. Total capital gains distributions for which record date passed during the period __________________________________ $______

73. Payments per share outstanding during the entire current period:

     A.  1.     Dividends from net investment income _________________  $____**

         2. Dividends for a second class of open-end company shares _______________________________________________ $____**

NOTE:  Show in fractions of a cent if so declared.

     B.    Distributions of capital gains ____________________________   $____**

     C.    Other distributions _______________________________________   $______

----------------------
*Negative answer permitted in this field.

**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:          [ ]
                                                        Series No.:_____________
                                                         If filing more than one
                                                          Page 29, "X" box:  [ ]

For period ending __________________________

File number 811- ___________________________

                                                                                  As of the end of current reporting
                                                                                     period ($000's omitted except
                                                                                         for per share amounts)
                                                                                  ----------------------------------
74.  Condensed balance sheet data

     A.    Cash ________________________________________________________________                $______

     B.    Repurchase agreements _______________________________________________                $______

     C.    Short-term debt securities other than repurchase agreements _________                $______

     D.    Long-term debt securities including convertible debt ________________                $______

     E.    Preferred, convertible preferred and adjustable rate
           preferred stock _____________________________________________________                $______

     F.    Common stock ________________________________________________________                $______

     G.    Options on equities _________________________________________________                $______

     H.    Options on all futures ______________________________________________                $______

     I.    Other investments ___________________________________________________                $______

     J.    Receivables from portfolio instruments sold _________________________                $______

     K.    Receivables from affiliated persons _________________________________                $______

     L.    Other receivables ___________________________________________________                $______

     M.    All other assets ____________________________________________________                $______

     N.    Total assets ________________________________________________________                $______

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:          [ ]
                                                        Series No.:_____________
                                                         If filing more than one
                                                          Page 30, "X" box:  [ ]

For period ending _________________________

File number 811- __________________________

                                                                                             As of the end of current reporting
                                                                                                period ($000's omitted except
                                                                                                    for per share amounts
                            CONDENSED BALANCE SHEET DATA (CONT.)                                   and number of accounts)
                                                                                             ----------------------------------
     O.    Payables for portfolio instruments purchased ___________________________________              $______

     P.    Amounts owed to affiliated persons _____________________________________________              $______

     Q.    Senior long-term debt __________________________________________________________              $______

     R.    Other liabilities ______________________________________________________________              $______

           1.     Reverse repurchase agreements ___________________________________________              $______

           2.     Short sales _____________________________________________________________              $______

           3.     Written options _________________________________________________________              $______

           4.     All other liabilities ___________________________________________________              $______

     S.    Senior equity __________________________________________________________________              $______

     T.    Net assets of common shareholders ______________________________________________              $______

     U.    1.     Number of shares outstanding ____________________________________________              $______

           2. Number of shares outstanding of a second class of open-end company shares ___              $______

     V.    1.     Net asset value per share (to nearest cent) _____________________________              $______*

           2.     Net asset value per share of a second class of open-end company shares
                  (to nearest cent)________________________________________________________              $______*

     W.    Mark-to-market net asset value per share for money market funds only
           (to four decimals) _____________________________________________________________              $______**

     X.    Total number of shareholder accounts ___________________________________________              $______

     Y.    Total value of assets in segregated accounts ___________________________________              $______

--------------------
*Negative answer permitted in this field.

**Value must be of the form nnn.nnnn (where n= integer)

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         [ ]
                                                         Series No.:____________
                                                         If filing more than one
                                                          Page 31, "X" box:  [ ]

For period ending ___________________________

File number 811- ____________________________

75. Average net assets during the current reporting period ($000's omitted).
Answer only one:

     A.    Daily average (for money market funds) _________________________________________  $______

     B.    Monthly average (for all other funds) __________________________________________  $______

76. Market price per share at end of period (closed-end funds only) _______________________  $______*

-----------------------
*Price per share should be of the form nnnnn.nn (where n = integer).

                                                         If filing more than one
                                                          Page 32, "X" box:  [ ]

For period ending ___________________________

File number 811- ____________________________

77.  A. Is the Registrant filing any of the following attachments with the current filing of Form N-SAR?
     (ANSWER FOR ALL SERIES AS A GROUP) _________________________________________________________         _______
                                                                                                            Y/N

NOTE:  If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or
incorporated by reference.                                                                                _______
                                                                                                            Y/N

     B.    Accountant's report on internal control ________________________________________________       _______

     C.    Matters submitted to a vote of security holders ________________________________________       _______

     D.    Policies with respect to security investments __________________________________________       _______

     E.    Legal proceedings ______________________________________________________________________       _______

     F.    Changes in security for debt ___________________________________________________________       _______

     G.    Defaults and arrears on senior securities ______________________________________________       _______

     H.    Changes in control of Registrant _______________________________________________________       _______

     I.    Terms of new or amended securities _____________________________________________________       _______

     J.    Revaluation of assets or restatement of capital share account __________________________       _______

     K.    Changes in Registrant's certifying accountant __________________________________________       _______

     L.    Changes in accounting principles and practices _________________________________________       _______

     M.    Mergers ________________________________________________________________________________       _______

     N.    Actions required to be reported pursuant to Rule 2a-7 __________________________________       _______

     O.    Transactions effected pursuant to Rule 10f-3 ___________________________________________       _______

     P. Information required to be filed pursuant to existing exemptive orders ____________________       _______

Attachment Information (Cont. on Screen 39)

                                                         If filing more than one
                                                         Page 33, "X" box:   [ ]

For period ending ___________________________

File number 811- ____________________________

Attachment Information (Cont. from Screen 38)

77.  Q.    1.     Exhibits _____________________________________________________________________________  _______
                                                                                                            Y/N

           2.     Any information called for by instructions to sub-item 77Q2 __________________________  _______
                                                                                                            Y/N

           3.     Any information called for by instructions to sub-item 77Q3 __________________________  _______
                                                                                                            Y/N

78.[ ]     Does the Registrant have any wholly-owned investment company subsidiaries whose operating &
           financial data are consolidated with that of Registrant in this report?  (Y/N) ______________  _______
           [If answer is "N" (No), go to item 80]                                                           Y/N

SCREEN NUMBER 39:

-----------------------------------------------------------------------------------------------------------------

79.[ ]     List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number        Subsidiary Name
----------        ---------------

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:          [ ]
                                                        Series No.:_____________
                                                         If filing more than one
                                                          Page 34, "X" box:  [ ]

For period ending ___________________________

File number 811- ____________________________

                                           ANNUAL SUPPLEMENT
                                           -----------------
Screens 40 & 41 are to be filed only once each year at the end of the Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:

     A.  [ ]   Insurer Name:

     B.  [ ]   Second Insurer:

     C.  [ ]   Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named
               as an insured ($000's omitted): ________________________________________________________      $_______

81.  A.  [ ]   Is the bond part of a joint fidelity bond(s) shared with other investment companies or
               other entities? (Y/N) __________________________________________________________________      ________
                                                                                                               Y/N

     B.  [ ]   If the answer to 81A is "Y" (Yes), how many other investment companies or other entities are covered by the bond?

NOTE:    Count each series as a separate investment company. __________________________________________      ________

82.  A.  [ ]   Does the mandatory coverage of the fidelity bond have a deductible?  (Y/N) _____________      ________
                                                                                                               Y/N

     B.  [ ]   If the answer to 82A is "Y" (Yes), what is the amount of the deductible? ($000's omitted)     $_______

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:          [ ]
                                                        Series No.:_____________
                                                         If filing more than one
                                                          Page 35, "X" box:  [ ]

For period ending __________________________

File number 811-  __________________________

83.   A.    [ ]   Were any claims with respect to this Registrant/Series filed under the bond during the period?  (Y/N) _______________________________________________________________________  _______
                                                                                                           Y/N

      B.    [ ]   If the answer to 83A is "Y" (Yes), what was the total mount of such claims(s)?
                  ($000's omitted) _____________________________________________________________________  $______


84.   A.    [ ]   Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity bond but were not?  (Y/N) ________________________  _______
                                                                                                            Y/N

      B.    [ ]   If the answer to sub-item 84A is "Y" (Yes), what was the total amount of such losses?
                  ($000's omitted) _____________________________________________________________________  $______


85.   A.    [ ]   Are Registrant's/Series' officers and directors covered as officers and directors of
                  Registrant/Series under any errors and omissions insurance policy owned by the
                  Registrant/Series or anyone else? (Y/N) ______________________________________________  _______
                                                                                                            Y/N

      B.    [ ]   Were any claims filed under such policy during the period with respect to Registrant/
                  Series (Y/N) _________________________________________________________________________  _______
                                                                                                            Y/N

                                                         If filing more than one
                                                           Page 36, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

CLOSED-END INVESTMENT COMPANIES

86. Sales repurchases and redemptions of Registrant's securities:

                                    Number of Shares or
                                         Principal       Net Consideration
                                       Amount of Debt     Received or Paid
                 Class                ($000's omitted)    ($000's omitted)
-------------------------------------------------------  -----------------
Common Stock:

A. [ ] Sales                             __________      $   __________

B. [ ] Repurchases                       __________      $   __________

Preferred Stock:

C. [ ] Sales                             __________      $   __________

D. [ ] Repurchases and redemptions       __________      $   __________

Debt Securities:

E. [ ] Sales                             __________      $   __________

F. [ ] Repurchases and redemptions       __________      $   __________

SCREEN NUMBER 43:
--------------------------------------------------------------------------------
87. Securities of Registrant registered on a national securities exchange or listed on NASDAQ:

                                    CUSIP or    Ticker
Title of each class of securities   NASDAQ No.  Symbol
---------------------------------  -----------  ------
A. [ ] __________________________  ___________  ______

B. [ ] __________________________  ___________  ______

C. [ ] __________________________  ___________  ______

88.   Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time
      during the period?                                                                                           Y/N

      A.    [ ]   Notes or bonds _______________________________________________________________________________  ______

      B.    [ ]   Uncovered options ____________________________________________________________________________  ______

      C.    [ ]   Margin loans _________________________________________________________________________________  ______

      D.    [ ]   Preferred stock ______________________________________________________________________________  ______

                                                         If filing more than one
                                                           Page 37, "X" box: [ ]
For period ending __________________________

File number 811- ___________________________

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89. A.      [ ] Adviser Name (If any): _________________________________________

    B.      [ ] File Number: 801 - ___________

    C.      [ ] City: _________ State: __________ Zip Code: ______ Zip Ext. ____

            [ ] Foreign Country: ______________ Foreign Postal Code: ___________

89. A .     [ ] Adviser Name (If any): _________________________________________

    B.      [ ] File Number:  801 - ______________

    C.      [ ] City: __________ State: _______ Zip Code: _____ Zip Ext.________

            [ ] Foreign Country: _______ Foreign Postal Code:___________________

TRANSFER AGENT

90. A.      [ ] Transfer Agent Name (If any): __________________________________

    B.      [ ] File Number:  _________ - __________

    C.      [ ] City: ______ State: _______ Zip Code: ________ Zip Ext._________

            [ ] Foreign Country: ____________Foreign Postal Code: ______________

90. A.      [ ] Transfer Agent Name (If any): __________________________________

    B.      [ ] File Number:  _________ - __________

    C.      [ ] City: ________ State: _______ Zip Code: ______ Zip Ext. ________

            [ ] Foreign Country: ________________ Foreign Postal Code: _________

INDEPENDENT PUBLIC ACCOUNTANT

91. A.      [ ]  Accountant Name (If any): _____________________________________

    B.      [ ]  City: ________ State: ________ Zip Code: _______ Zip Ext. _____

    C.      [ ]  Foreign Country: _______________ Foreign Postal Code: _________

90. A.      [ ]  Accountant Name (If any): _____________________________________

    B.      [ ]  City: _______ State: _______ Zip Code: _______ Zip Ext. _______

    C.      [ ]  Foreign Country: ____________ Foreign Postal Code: ____________

                                                         If filing more than one
                                                           Page 38, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

CUSTODIAN

92.A.      [ ] Custodian: ______________________________________________________

   B.      [ ] City: _______ State: ________ Zip Code: ________ Zip Ext. _______

   C.      [ ] Foreign Country: _______________ Foreign Postal Code: ___________

   D.      [ ] Mark one of the following with an "X":

                                 TYPE OF CUSTODY

               Member Nat'l               Foreign    Insurance Co.
     Bank       Sec Exchg.      Self     Custodian      Sponsor
Sec. 17(f)(1)   Rule 17f-1   Rule 17f-2  Rule 17f-5   Rule 26a-2    Other
-------------  ------------  ----------  ---------- --------------  -----

NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E.  [ ]    Does Registrant's custodian maintain some or all of registrant's securities in a central depository  or book-entry system pursuant to
    Rule 17f-4? (Y/N) ______________________________________________    ________
                                                                          Y/N

93. [ ]    Does Registrant's adviser(s) have advisory clients other than
           investment companies? (Y/N) _____________________________    ________
                                                                          Y/N

94. Family of investment companies information:

    A.  [ ]    Is Registrant part of a family of investment
               companies? (Y/N) ____________________________________    ________
                                                                          Y/N

    B.  [ ]    If "Y" (Yes) state the number of registered management investment companies in the family:
    ____________________________________________________________________________

               (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C.  [ ]    Identify the family using 10 letters: ___ ___ ___ ___ ___ ___ ___
               (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D.  [ ]    Is Registrant a wholly-owned subsidiary of a business development company ("BDC")?
               (Y/N) _______________________________________________    ________
                                                                          Y/N

    E.  [ ]    If "Y" (Yes), identify the BDC as follows:

               BDC name:

               File number:  2- or 33-

                                                         If filing more than one
                                                           Page 39, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                                     Number of Shares or
                                          Principal       Net Consideration
                                       Amount of Debt     Received or Paid
           Class of Security          ($000's omitted)    ($000's omitted)
-----------------------------------  -------------------  -----------------
Common Stock:

A. [ ]  Sales                            __________          $__________

B. [ ]  Repurchases                      __________          $__________

Preferred Stock:

C. [ ]  Sales                            __________          $__________

D. [ ]  Repurchases and redemptions      __________          $__________

Debt Securities:

E. [ ]  Sales                            __________          $__________

F. [ ]  Repurchases and redemptions      __________          $__________

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

                                    CUSIP or     Ticker
Title of each class of securities   NASDAQ No.   Symbol
---------------------------------  ------------  ------
A.  [ ] ______________________     ____________  ______

B.  [ ] ______________________     ____________  ______

C.  [ ] ______________________     ____________  ______

                                                         If filing more than one
                                                           Page 40, "X" box: [ ]
For period ending __________________________

File number 811- ___________________________

FINANCIAL INFORMATION

97. A. How many months do the answers to items 97 and 98 cover? ________________ _______ Months

                                                                         For period covered by this form
                                                                                 ($000's omitted)
                                                                         -------------------------------
INCOME

     B.    Net interest income ________________________________________              $______

     C.    Net dividend income ________________________________________              $______

     D.    Account maintenance fees ___________________________________              $______

     E.    Net other income ___________________________________________              $______

EXPENSES

     F.    Gross advisory fees ________________________________________              $______

     G.    Gross administrator(s) fees ________________________________              $______
           (Negative answers allowed for 97H through 97S)


     H.    Salaries and other compensation ____________________________              $______

     I.    Shareholder servicing agent fees ___________________________              $______

     J.    Custodian fees _____________________________________________              $______

     K.    Postage ____________________________________________________              $______

     L.    Printing expenses __________________________________________              $______

     M.    Director's fees ____________________________________________              $______

     N.    Registration fees __________________________________________              $______

     O.    Taxes ______________________________________________________              $______

     P.    Interest ___________________________________________________              $______

     Q.    Bookkeeping fees paid to anyone performing this service ____              $______

     R.    Auditing fees ______________________________________________              $______

     S.    Legal fees _________________________________________________              $______

                                                         If filing more than one
                                                           Page 41, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

                  Expenses (Negative answers allowed on this screen for                For period covered by this form
                  97T through 97W and 97Z only)                                                 ($000's omitted)
                                                                                       -------------------------------
     T.    Marketing/distribution payments including payments pursuant to a Rule
           12b-1 plan _______________________________________________________________                $______

     U.    Amortization of organization expenses ____________________________________                $______

     V.    Shareholder meeting expenses _____________________________________________                $______

     W.    Other expenses ___________________________________________________________                $______

     X.    Total expenses ___________________________________________________________                $______

     Y.    Expense reimbursements ___________________________________________________                $______

     Z.    Net investment income ____________________________________________________                $______*

     AA.   Realized capital gains ___________________________________________________                $______

     BB.   Realized capital losses __________________________________________________                $______

     CC.   1.     Net unrealized appreciation during the period _____________________                $______

           2.     Net unrealized depreciation during the period _____________________                $______

     DD.   Total income dividends for which record date passed during the period ____                $______

     EE.   Total capital gains distributions for which record date passed during
           the period _______________________________________________________________                $______


98. Payments per share outstanding during the entire current period:

     A.    Dividends from net investment income _____________________________________                $______**

     NOTE:  Show in fractions of a cent if so declared.

     B.    Distributions of capital gains ___________________________________________                $______**

     C.    Other distributions ______________________________________________________                $______

NOTE: Show in fractions of a cent if so declared.

-------------------
 *Negative answer permitted in this field.

** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

                                                         If filing more than one
                                                           Page 42, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

                                                                                       As of the end of
                                                                                       current reporting
                                                                                         period (000's
                                                                                       omitted except for
                                                                                           per share
                                                                                           number of
                                                                                            Accounts)
                                                                                       ------------------
99. Assets, liabilities, shareholders' equity:

     A.    Cash _____________________________________________________________________        $______

     B.    Repurchase agreements ____________________________________________________        $______

     C.    Short-term debt securities other than repurchase agreements ______________        $______

     D.    Long-term debt securities including convertible debt _____________________        $______

     E.    Preferred, convertible preferred and adjustable rate preferred stock _____        $______

     F.    Common stock _____________________________________________________________        $______

     G.    Options on equities ______________________________________________________        $______

     H.    Options on all futures ___________________________________________________        $______

     I.    Other investments ________________________________________________________        $______

     J.    Receivables from portfolio instruments sold ______________________________        $______

     K.    Receivables from affiliated persons ______________________________________        $______

     L.    Other receivables ________________________________________________________        $______

     M.    All other assets _________________________________________________________        $______

     N.    Total assets _____________________________________________________________        $______

                                                         If filing more than one
                                                           Page 43, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

                                                                                         As of the end of
                                                                                         current reporting
                                                                                           period (000's
                                                                                         omitted except for
                                                                                             per share
                                                                                             number of
                                                                                              Accounts)
                                                                                         ------------------

     O.    Payables for portfolio instruments purchased _______________________________       $______

     P.    Amounts owed to affiliated persons _________________________________________       $______

     Q.    Senior long-term debt ______________________________________________________       $______

     R.    All other liabilities ______________________________________________________       $______

     S.    Senior equity ______________________________________________________________       $______

     T.    Net assets of common shareholders __________________________________________       $______

     U.    Number of shares outstanding _______________________________________________       $______

     V.    Net asset value per share (to nearest cent) ________________________________       $______*

     W.    Mark-to-market net asset value per share for money market funds only
           (to four decimals) _________________________________________________________       $______**

     X.    Total number of shareholder accounts _______________________________________       $______

     Y.    Total value of assets in segregated accounts _______________________________       $______

100.       Monthly average net assets during current reporting period ($000's omitted)_       $______

101.       Market price per share at end of period ____________________________________       $______

-------------------
*Net asset value per share must be of the form nnn.nn (where n = integer).

**Value must be of the form nnn.nnnn (where n = integer).

                                                         If filing more than one
                                                           Page 44, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

102. A. Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? ________________________________ _______
                                                                           Y/N

NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment _____________________________________________________ _______
                                                                           Y/N

     B.    Matters submitted to a vote of security holders ____________  _______

     C.    Policies with respect to security investments ______________  _______

     D.    Legal proceedings __________________________________________  _______

     E.    Changes in security for debt _______________________________  _______

     F.    Defaults and arrears on senior securities __________________  _______

     G.    Changes in control of Registrant ___________________________  _______

     H.    Terms of new or amended securities _________________________  _______

     I. Revaluation of assets or restatement of capital share account_____________________________________________________ _______

     J.    Changes in Registrant's certifying accountant ______________  _______

     K.    Changes in accounting principles and practices _____________  _______

     L.    Mergers ____________________________________________________  _______

     M.    Actions required to be reported pursuant to Rule 2a-7 ______  _______

     N.    Transactions effected pursuant to Rule 10f-3 _______________  _______

     O. Information required to be filed pursuant to existing exemptive orders ___________________________________________ _______

Attachment Information (Cont. on Screen 53)

                                                         If filing more than one
                                                           Page 45, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

Attachment Information (Cont. from Screen 52)

102. P.1. Exhibits ____________________________________________________  _______
                                                                           Y/N

       2.Any information called for by instructions to sub-item
       102P2 __________________________________________________________  _______
                                                                           Y/N

       3.Any information called for by instructions to sub-item
         102P3 ________________________________________________________  _______
                                                                           Y/N

103. [ ] Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y/N) __________________ _______
           [If answer is "N" (No), go to item 80]                          Y/N

           [If answer is "N" (No), go to item 105]

104. [ ]   List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries
     consolidated in this report.

811 Number        Subsidiary Name
_________         ______________________________________________________________

                                                         If filing more than one
                                                           Page 46, "X" box: [ ]

For period ending __________________________

File number 811- ___________________________

ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105.  Fidelity bond(s) in effect at the end of the period:

A.    [ ]    Insurer Name:

B.    [ ]    Second Insurer:

C.    [ ]    Aggregate face amount of coverage for Registrant on
             all bonds on which it is named as an insured
            ($000's omitted): _________________________________________  $______

106.  A.     [ ]  Is the bond part of a joint fidelity bond(s) shared
   with other investment companies or
             other entities?___________________________________________  _______
                                                                           Y/N

      B.     [ ]  If the answer to 106A is "Y" (Yes), how many other
                  investment companies or other entities are covered by the bond? ________________________________ _______

NOTE: Count each series as a separate investment company.

107.  A.     [ ]  Does the mandatory coverage of the fidelity bond have a deductible? _________________________________________  _______
                                                                           Y/N

      B.     [ ]  If the answer to 107A is "Y" (Yes), what is the
                  amount of the deductible? ___________________________  $______

108.  A.     [ ]  Were any claims with respect to this Registrant
                  filed under the bond during the period?______________  _______
                                                                           Y/N

      B.     [ ]  If the answer to 108A is "Y" (Yes), what was the
                  total amount of such claims(s)?______________________  $______

109.  A.     [ ]  Were any losses incurred with respect to this
                  Registrant that could have been filed as a claim under the fidelity bond but were not? _______________ _______
                                                                          Y/N

      B.     [ ]  If the answer to sub-item 108A is "Y" (Yes), what was the total amount of such losses? ($000's omitted)____  $______

110.  A.     [ ]  Are Registrant's officers and directors covered as
    officers and directors of Registrant
             under any errors and omissions insurance policy owned by the Registrant or anyone else? ___________________________ _______
                                                                          Y/N

     B.      [ ]  Were any claims filed under such policy during the
                  period with respect to Registrant?                     _______
                                                                          Y/N

                                                         If filing more than one
                                                           Page 47, "X" box: [ ]

For period ending 12/31/04

File number 811-21440

UNIT INVESTMENT TRUSTS


111. A. [ ] Depositor Name: Transamerica Life Insurance Company

     B. [ ] File Number (If any): __________

     C. [ ] City: Cedar Rapids State: Iowa  Zip Code:52499 Zip Ext.:____________

        [ ] Foreign Country:________________ Foreign Postal Code: ______________

111. A. [ ] Depositor Name: ____________________________________________________

     B. [ ] File Number (If any): __________

     C. [ ] City: ________ State: __________Zip Code: _______Zip Ext.: _________

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

112. A. [ ] Sponsor Name: Transamerica Life Insurance Company

     B. [ ] File Number (If any): __________

     C. [ ] City: Cedar Rapids State: Iowa   Zip Code: 52499 Zip Ext.: _________

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

112. A. [ ] Sponsor Name: ______________________________________________________

     B. [ ] File Number (If any): __________

     C. [ ] City: _________ State: _________ Zip Code: _________Zip Ext.: ______

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]

For period ending 12/31/04

File number 811-21440

113. A. [ ] Trustee Name: ______________________________________________________

     B. [ ] City: ________ State: __________ Zip Code: _______ Zip Ext.: _______

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

113. A. [ ] Trustee Name: ______________________________________________________

     B. [ ] City: ________ State: __________ Zip Code: _______ Zip Ext.: _______

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

114. A. [ ] Principal Underwriter Name: AFSG Securities Corporation

     B. [ ] File Number 8- ________________

     C. [ ] City: Cedar Rapids State: Iowa   Zip Code: 52499   Zip Ext.: _______

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

114. A. [ ] Principal Underwriter Name: ________________________________________

     B. [ ] File Number 8- __________________

     C. [ ] City: ________ State: __________ Zip Code: ________ Zip Ext.: ______

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

115. A. [ ] Independent Public Accountant Name: Ernst & Young

     B. [ ] City: Des Moines State: Iowa     Zip Code: 50309     Zip Ext.: _____

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

115. A. [ ] Independent Public Accountant Name: ________________________________

     B. [ ] City: ________ State: __________ Zip Code: _________ Zip Ext.: _____

        [ ] Foreign Country: _______________ Foreign Postal Code: ______________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/04

File number 811-21440

116. Family of investment companies information:

     A. [ ] Is Registrant part of a family of investment companies? (Y/N)__________________________________________________________ N
                                                                             Y/N
     B. [ ] Identify the family in 10 letters: _ _ _ _ _ _ _ _
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [ ] Is Registrant a separate account of an insurance company?
            (Y/N) _________________________________________________________   Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [ ] Variable annuity contracts? (Y/N) _____________________________   N

     C. [ ] Scheduled premium variable life contracts? (Y/N) ______________   N

     D. [ ] Flexible premium variable life contracts? (Y/N) _______________   Y

     E. [ ] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N) ____________________________________________   N

118. [ ] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _____ 1

119. [ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _______ 0

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted) ____________________________________________________ $

121. [ ] State the number of series for which a current prospectus was in existence at the end of the period. _________________________________ 1

122. [ ] State the number of existing series for which additional units were registered under theSecurities Act of 1933 during the current period ______________________________________________________________ 1

                                                    If filing more than one
                                                    Page 50, "X" box: [ ]
For period ending 12/31/04
File number 811-21440

123. [ ] State the total value of the additional units considered in answering item 122 ($000's) omitted. $21,146

124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____________________________ $0

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _________________ $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)___ $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):_________________ $___________

                                                        Number of  Total Assets    Total Income
                                                         Series      ($000's      Distributions
                                                        Investing    omitted)    ($000's omitted)
                                                        ---------  ------------  ----------------
A.     U.S. Treasury direct issue                       _________  $ __________   $ ____________

B.     U.S. Government agency                           _________  $ __________   $ ____________

C.     State and municipal tax-free                     _________  $ __________   $ ____________

D.     Public utility debt                              _________  $ __________   $ ____________

E.     Brokers or dealers debt or
       debt of brokers' or dealers' parent              _________  $ __________   $ ____________

F.     All other corporate intermed. & long-term debt   _________  $ __________   $ ____________

G.     All other corporate short-term debt              _________  $ __________   $ ____________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                 _________  $ __________   $ ____________

I.     Investment company equity securities             _________  $ __________   $ ____________

J.     All other equity securities                              1  $     20,565   $          121

K.     Other securities                                 _________  $ __________   $ ____________

L.     Total assets of all series of registrant                 1  $     20,565   $          121

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]
For period ending 12/31/04

File number 811-21440

128.    [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N) __________________________________________   N___
                                                                             Y/N

            [If answer is "N" (No), go to item 131.]

129.   [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) __________________________________ _______
                                                                          Y/N


            [If answer is "N" (No), go to item 131.]

130.    [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ________________ _______
                                                                           Y/N

131.        Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)___________________   $__45

132.    [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-21440    811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

811-         811-    811-    811-    811-

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the registrant in the City of Cedar Rapids and the State of Iowa and in the capacities and on the dates indicated.

                           TRANSAMERICA LIFE INSURANCE COMPANY

                           By: s/Peter H. Gilman
                              ---------------------------------
                           Title: Vice President
                                 ------------------------------

Date 2/21/05

Witness:

         s/James R Trefz
------------------------------------
Vice President
Transamerica Life Insurance Company